Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
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Summary Of Major Commitments With Local Financial Institutions
(1)	As of December 31, 2023, major commitments with local financial institutions are as follows:

(in millions of Korean won and foreign currencies in thousands)	Financial institution	Limit	Used amount
Bank overdraft	Kookmin Bank and others	374,000	—
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	37,700	1,480
Economic Cooperation Business Insurance	Export-Import Bank of Korea	3,240	1,732
Collateralized loan on electronic accounts receivable-trade	Kookmin Bank and others	545,350	42,822
Plus electronic notes payable	Industrial Bank of Korea	50,000	885
Working capital loan	Korea Development Bank and others	1,562,800	142,700
	Shinhan Bank	USD 76,509	USD 76,509
	Woori Bank	EUR 7,700	EUR 7,700
Facility loans	Shinhan Bank and others	924,000	429,924
Derivatives transaction limit	Korea Development Bank and others	USD 1,970,000	USD 1,970,000
Citi Bank		JPY 400,000	JPY 400,000
Total	KRW	3,497,090	619,543
	USD	2,046,509	2,046,509
	EUR	7,700	7,700
	JPY	400,000	400,000

Summary of Guarantees Received from Financial Institutions
(2)	As of December 31, 2023, guarantees received from financial institutions are as follows:

(in millions of Korean won and foreign currencies in thousands)	Financial institution	Limit
Hana Bank	Guarantee for payment in Korean currency	4,000
	Comprehensive credit line and others	3,100
	Guarantee for payment in foreign currency	USD 59
	Comprehensive credit line and others	USD 10,300
Kookmin Bank	Guarantee for payment in foreign currency	USD 3,186
Shinhan Bank	Guarantee for payment in Korean currency and others	USD 94,517
	Guarantee for payment in foreign currency and others	VND 211,262
Woori Bank	Guarantee for payment in Korean currency	5,200
	Guarantee for payment in foreign currency	USD 7,000
Korea Development Bank	Refund guarantee for advances received	USD 6,811
HSBC	Guarantees for depositions	USD 816
Seoul Guarantee Insurance Company	Performance guarantee and others	366,395
Korea Software Financial Cooperative	Performance guarantee and others	1,556,979
Korea Specialty Contractor Financial Cooperative	Performance guarantee and others	135
Korea Housing Finance Corporation	Performance guarantee and others	44,000

(in millions of Korean won and foreign currencies in thousands)	Financial institution	Limit
Korea Housing & Urban Guarantee Corporation 1	Performance guarantee and others	691,530
Information & Communication Financial Cooperative	Performance guarantee and others	78,183

Total	KRW	2,749,522
	USD	122,689
	VND	211,262

1	Inventory assets( ￦ 278,031 million) and investment properties( ￦ 283,688 million) are provided as collateral with commitment respectively, as of December 31, 2023.

Summary Of Guarantees Provided By The Group For Third Party
(3)	As of December 31, 2023, guarantees provided by the Group to a third party, are as follows:

(in millions of Korean won)	Subject to payment guarantees	Creditor	Limit	Used amount	Period
KT Estate Inc	Wonju Bando U-bora Mark Bridge Buyer	Hana Bank	103,000	55,314	Aug. 5, 2022 ~ Feb. 28, 2025
KT Engineering Co., Ltd. 1	Gasan Solar Power Plant Inc.	Shinhan Bank	4,700	364	Jan. 7, 2010 ~ Jan. 8, 2025
KT Engineering Co., Ltd. 1	Korea Cell Inc.	Suhyup Bank	3,250	50	Feb. 17, 2014 ~ Feb. 16, 2024
KT Engineering Co., Ltd. 1	San-Ya Agricultural Association Corporation	Suhyup Bank	3,250	51	Feb. 17, 2014 ~ Feb. 16, 2024
KT Alpha Co., Ltd.	Cash payers	T-commerce cash payers	821	—	Apr. 14, 2023 ~ Apr. 12, 2024
Nasmedia Co., Ltd.	Stockholders Association Members	Korea Securities Finance Corp	1,104	610	—

1	KT Engineering Co., Ltd., a subsidiary of the Group, is subject to payment, depending on the reimbursement of principal debtor.